Income (Loss) Per Common Share (10-K) (Details) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Loss Per Common Share [Abstract]
Series A Preferred Stock, accrued dividend								$ 653
Net income (loss)	(8,909,000)		(1,189,000)		(9,976,000)	(2,584,000)	6,155,000	(17,643,000)
Preferred stockholders dividends							0	(653,000)
Net income (loss) available (attributable) to common stockholders							$ 6,155,000	$ (18,296,000)
Basic income (loss) per share (in dollars per share)		$ (0.01)	$ (0.01)	$ (0.01)			$ 0.05	$ (0.28)
Diluted income (loss) per share (in dollars per share)							$ 0.04	$ (0.28)
Number of weighted average shares - basic							118,523,228	64,965,375
Number of weighted average shares - diluted							163,292,496	64,965,375
Outstanding anti-dilutive securities included in the computation of diluted EPS [Abstract]
Weighted average basic shares (in shares)							118,523,228	64,965,375
Effect of dilutive securities: [Abstract]
Stock options ("in the money") (in shares)							2,203,443	0
Warrants ("in the money") (in shares)							0	0
Number of shares of common stock issuable upon conversion (in shares)					16,896,073	5,944,642	42,565,825	0
Weighted average diluted shares (in shares)							163,292,496	64,965,375